Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 425,876	$ 574,712	$ 442,098
Accounts receivable	766,489	619,195	262,002
Inventories, net	602,436	557,710	391,188
Prepaid expenses	72,504	124,209	120,100
Total Current Assets	1,867,305	1,875,826	1,215,388
Property and equipment, net	299,566	198,110	180,745
Right of use operating lease assets	365,064	465,092	0
Intangible assets, net	572,320	673,429	0
Goodwill	120,136	120,136
Security deposits	27,821	27,821	11,707
Total Assets	3,322,445	3,360,414	1,407,840
Current Liabilities
Accounts payable and accrued expenses	201,394	154,507	86,125
Customer deposits	112,612	35,680	190,400
Current portion of financing lease	31,695	30,556	29,180
Current portion of operating lease	98,275	130,628	0
Current portion of notes payable	208,297	169,697	0
Line of credit		0	72,897
Line of Credit	300,000	0
Total Current Liabilities	952,273	521,068	378,602
Long Term Liabilities
Finance lease, net of current portion	59,327	83,376	113,933
Operating lease, net of current portion	273,672	338,344	0
Notes payable, net of current portion	1,453,791	1,323,953	0
Total Liabilities	2,739,063	2,266,741	492,535
Commitments and Contingencies	0	0	0
Stockholders' Equity
Common Stock, par value $0.001, 500,000,000 shares authorized, 51,588,958 and 49,086,326 shares issued and outstanding, respectively	51,589	49,086	48,336
Common stock payable	0	24,480	0
Additional paid-in capital	1,923,824	1,862,919	1,715,726
Accumulated deficit	(1,392,032)	(842,813)	(848,758)
Total Stockholders' Equity	583,382	1,093,673	915,305
Total Liabilities and Stockholders' Equity	3,322,445	3,360,414	1,407,840
Series A Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	1	1	1
Series B Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	$ 0	$ 0	$ 0